Accounts Receivable, Net - Summary of Movements of Expected Credit Loss Provision for Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable Additional Disclosures [Abstract]
Balance at beginning of the period	¥ (21,082)	¥ (8,397)
Additions	(365)	(12,685)
Reversal	1,045
Balance at end of the period	¥ (20,402)	¥ (21,082)